Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000082229
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway International Opportunities Fund, Institutional Class
Accumulated Value		$ 1,000,000		$ 1,042,732	$ 1,280,697	$ 1,272,824	$ 1,203,708	$ 1,149,348	$ 1,512,632	$ 1,131,826	$ 1,537,672	$ 1,952,755	$ 2,330,273
C000082230
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway International Opportunities Fund, Investor Class
Accumulated Value		10,000		10,407	12,752	12,644	11,937	11,359	14,922	11,137	15,094	19,117	22,746
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		1,000,000		1,092,566	1,306,815	1,329,848	1,313,505	1,352,932	1,676,495	1,254,585	1,510,367	1,893,292	2,204,653
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		$ 10,000		$ 10,926	$ 13,068	$ 13,298	$ 13,135	$ 13,529	$ 16,765	$ 12,546	$ 15,104	$ 18,933	$ 22,047

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).